Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	$ 96,469
Provided for during the period	73,488
Settled during the period	(26,695)
Released during the period	(22,043)
Effect of foreign currency exchange rate differences	(1,310)
Ending balance, contract liabilities	119,909
Current contract liabilities	61,642	$ 46,217
Non-current contract liabilities	58,267	$ 50,252
Sales generated obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	13,069
Provided for during the period	32,647
Settled during the period	(26,695)
Released during the period	0
Effect of foreign currency exchange rate differences	(91)
Ending balance, contract liabilities	18,930
Current contract liabilities	18,930
Non-current contract liabilities	0
Deferred revenue - extended service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	40,792
Provided for during the period	15,760
Settled during the period	0
Released during the period	(10,300)
Effect of foreign currency exchange rate differences	(96)
Ending balance, contract liabilities	46,156
Current contract liabilities	22,057
Non-current contract liabilities	24,099
Deferred revenue - connected services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	30,093
Provided for during the period	8,466
Settled during the period	0
Released during the period	(2,463)
Effect of foreign currency exchange rate differences	(1,279)
Ending balance, contract liabilities	34,817
Current contract liabilities	5,216
Non-current contract liabilities	29,601
Deferred revenue - operating leases & other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	12,515
Provided for during the period	16,615
Settled during the period	0
Released during the period	(9,280)
Effect of foreign currency exchange rate differences	156
Ending balance, contract liabilities	20,006
Current contract liabilities	15,439
Non-current contract liabilities	$ 4,567